A1 Material accounting policies	12 Months Ended
Dec. 31, 2024
Summary Of Material Accounting Policies [Abstract]
A1 Material accounting policies

Material accounting policies

Basis of presentation
Introduction
The consolidated financial statements comprise Telefonaktiebolaget LM Ericsson, the Parent Company, and its subsidiaries (“the Company”) and the Company’s interests in associated companies. The Parent Company is domiciled in Sweden at Torshamnsgatan 21,
SE-164
83 Stockholm. Ericsson provides mobile connectivity solutions to communications service providers, enterprises and the public sector.
The consolidated financial statements for the year ended December 31, 2024, have been prepared in accordance with
IFRS
®
Accounting standards as issued by the International Accounting Standards Board (IASB), and as endorsed by the EU and RFR 1 “Additional rules for Group Accounting,” related interpretations issued by the Swedish Corporate Reporting Board (Rådet för hållbarhets- och finansiell rapportering), and the Swedish Annual Accounts Act. For the financial reporting of 2024, the Company has applied IFRS as issued by the IASB (IFRS effective as per December 31, 2024). There is no difference between IFRS effective as per December 31, 2024, and IFRS as endorsed by the EU, nor is RFR 1 related interpretations issued by the Swedish Financial Reporting Board (Rådet för finansiell rapportering) or the Swedish Annual Accounts Act in conflict with IFRS, for all periods presented.
The financial statements were approved by the Board of Directors on February 26, 2025. The financial statements are subject to approval by the Annual General Meeting of shareholders.
Disclosure about new standards and amendments applied as from January 1, 2024, and the preparations for the adoption of new standards and interpretations not adopted in 2024 are disclosed at the end of this note, see heading Other.
Basis of presentation
The financial statements are presented in millions of Swedish Krona (SEK). They are prepared on a going concern and historical cost basis, except for certain financial assets and liabilities that are stated at fair value: financial instruments classified as fair value through profit or loss (FVTPL), financial instruments classified as fair value through other comprehensive income (FVOCI) and plan assets related to defined benefit pension plans. Financial information in the consolidated income statement, the consolidated statement of comprehensive income, the consolidated statement of cash flows and the consolidated statement of changes in equity with related notes are presented with two comparison years. For the consolidated balance sheet, financial information with related notes is presented with one comparison year.
Basis of consolidation and composition of the Group
Subsidiaries are all companies for which Telefonaktiebolaget LM Ericsson, directly or indirectly, is the parent. To be classified as a parent, Telefonaktiebolaget LM Ericsson, directly or indirectly, must control another company which requires that the Parent Company has power over that other company, is exposed to variable returns from its involvement and has the ability to use its power over that other company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that such control ceases.
The Company is comprised of the parent company, Telefonaktiebolaget LM Ericsson, with generally fully-owned subsidiaries in many countries of the world. The largest operating subsidiaries are the fully-owned companies Ericsson AB, incorporated in Sweden and Ericsson Inc., incorporated in the US.
Foreign currency remeasurement and translation
Items included in the financial statements of each entity of the Company are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Swedish Krona (SEK), which is the Parent Company’s functional and presentation currency.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of each respective transaction. For practical reason
s
, the Company uses the closing rate of the previous month end as approximation of the prevailing rate at the date of transaction, although spot rate is used for material transaction where appropriate.
Foreign currency exchange effect is presented as a net item within Financial income and expenses, reported separately from other financial income and expenses items as this reflects the way the Company manages its foreign exchange risks on a net basis.
Translations of Group companies
The results and financial position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet. This includes goodwill arising on the acquisition of a foreign entity.
Period income and expenses for each income statement are translated at period average exchange rates. For practical reason, the Company uses the closing rate of the previous month end as approximation of the period average exchange rates.
All resulting net exchange differences are recognized as a separate component of Other comprehensive income (OCI), i.e. changes in translation reserves.
The Company is continuously monitoring the economies with high inflation, the risk of hyperinflation and their potential impact on the Company. There is no significant impact due to any currency translation of a hyper-inflationary economy.

Business and operations
For further disclosure, see the notes under section B.
Segment reporting
The segment presentation, as per each segment, is based on the Company’s accounting policies as disclosed in this note. An operating segment is a component of a company whose operating results are regularly reviewed by the Company’s chief operating decision maker (CODM), to make decisions about resources to be allocated to the segment and assess its performance. The President and CEO is defined as the CODM function in the Company.
The Company’s segment disclosure about geographical areas is based on the country in which transfer of control of products and services occur.
For further information, see note B1 “Segment information.”
Revenue recognition for standard products and services
Products and services are classified as standard solutions as they do not require significant installation and integration services to be delivered. Installation and integration services are generally completed within a short period of time, from the delivery of the related products. These products and services are viewed as separate distinct performance obligations. This type of customer contract is usually signed as a frame agreement and the customer issues individual purchase orders to commit to purchases of products and services over the duration of the agreement.
For hardware sales, transfer of control and revenue recognition, is usually deemed to occur when the equipment arrives at the customer site.
Standard product software is sold as an
on-premises
software license that provides a right to use the software as it exists when made available to the customer. Control is transferred when software licenses are provided to the customer at a point in time and already activated, or as a released software version, ready to be activated by the customer at a later stage. Revenue is recognized when control of the software is transferred and unconditional right to payment exists.
Software licenses are also sold on a
when-and-if
available basis or delivered to the customer network over a period of time. In such cases, the customer is billed on a subscription basis, and revenue is recognized over time. For software revenue based on usage the revenue is recognized upon usage measurement and right to invoice. Revenue for installation and integration services is recognized upon completion of the service.
Revenue for recurring services such as customer support and managed services is recognized as the services are delivered, pro-rata
over time. Transaction price for managed services contracts may include variable consideration that is estimated based on performance and prior experience with the customer. Contracts for standard products and services apply to all segments.
For more information, see note A2 “Judgments and critical accounting estimates.”
Revenue recognition for enterprise solutions
Enterprise solutions comprise mainly of software platform solutions, delivered as-a-service
through a cloud delivery model. These are generally sold as subscription contracts with revenue recognized pro-rata
over time or on a usage basis.
Cloud services allow the customer to use hosted software over the contract period without taking possession of the software. Cloud services are highly integrated with the software and the individual components are not considered distinct, hence all revenue is recognized in the period these services are provided. Contract duration ranges from one month to 5 years.
Revenue for fixed fee arrangement is recognized on a
pro-rata
basis over the contract duration. Revenue for fees based on usage is recognized when usage occurs.
Services sold through wholesalers or distributors are assessed for principal or agent relationship. Wholesalers are treated as agents for services that are activated upon delivery of equipment to the end users since the Company still has the primary responsibility to the customers for providing the services, hence revenue (in the gross amount) is recognized rateably from activation until the end of the contract.
Revenue recognition for Intellectual Property Rights (IPR)
This type of contract relates to the patent and licensing business. The Company has assessed that the nature of its IPR contracts is such that they provide customers a license with the right to access the Company’s intellectual properties over time, therefore revenue shall be recognized over the duration of the contract. Royalty revenue based on sales or usage is recognized when the sales and usage occur.
Customer contract related balances
Trade receivables include amounts that are billed in accordance with customer contract terms and amounts that the Company has an unconditional right to, with only passage of time before the amounts can be billed in accordance with the customer contract terms.
Prices on standard products and services contracts are usually fixed, and mostly billed upon delivery of the hardware or software, or completion of installation services. A proportion of the transaction price may be billed upon formal acceptance of the related installation services, which will result in a contract asset for the proportion of the transaction price that is not yet billed. Amounts billed are normally subject to payments terms within 60 days from invoice date.
Standard recurring services contracts are billed over time, often on a quarterly basis. Amounts billed are normally subject to payments terms within 60 days from invoice date. Contract liabilities or receivables may arise depending on whether the quarterly billing is in advance or in arrears.
For Enterprise solution fixed fee contracts, billing is typically in advance, resulting in contract liability. For usage-based contracts, billing is in arrears, resulting in a receivable. Typical credit term is 30 to 45 days.
IPR contracts are usually structured as a royalty fee based on sales or usage over the period, measured on a quarterly basis. This results in a receivable balance if the billing is performed the following quarter after measurement. Some contracts include lump sum amounts, payable either upfront at commencement or on an annual basis. This results in a contract liability balance if payment is in advance of revenue, as revenue is recognized over time. Amounts billed are normally subject to payments terms within 60 days from invoice date.
Customer finance credits arise from credit terms exceeding 179 days in the customer contract or a separate financing agreement signed with the customer. Customer finance is a class of financial assets that is managed separately from receivables. See note F1 “Financial risk management,” for further information on credit risk management of trade receivables and customer finance credits. Where financing is provided to the customer, revenue is adjusted to reflect the impact of the financing transaction. These transactions could arise from the customer finance credits above if the contracted interest rate is below the market rate over the duration of the financing period.
Deferred sales commissions
The Company has various incremental commission costs for internal sales personnel and channel partners that relate to the acquisition of customer contracts in the Enterprise segment. These costs are capitalized as deferred contract acquisition costs (within Other non-current
assets and Other current assets) and amortized on a straight-line basis to selling and administrative expenses over the contract period. The average contract period is 3 years. The Company expenses sales commissions for commission plans related to customer arrangements with a duration of one year or less. The Company periodically assesses for changes in its business or market conditions which would indicate that its amortization period shall be changed or if there are potential indicators of impairment.
Inventories
Inventories are measured at the lower of cost or net realizable value and using cost formula first-in,
first-out
(FIFO) related to the Company’s owned production and weighted average cost formula for externally purchased components within the Company’s production units. The cost of inventories related to work in progress is measured at its individual costs.
Risks of obsolescence have been measured by estimating market value based on future customer demand and changes in technology and customer acceptance of new products. An inventory obsolescence provision is recognized as cost of sales in the income statement when identified.
For more information, see note A2 “Judgments and critical accounting estimates.”

Long-term assets
For further disclosure, see the notes under section C.
Goodwill
As from the acquisition date, goodwill acquired in a business combination is allocated to each cash-generating unit (CGU) expected to benefit from the future synergies of the combination.
An annual impairment test for the CGUs or groups of CGUs to which goodwill has been allocated is performed in the fourth quarter, or when there is an indication of impairment. An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount. The recoverable amount is the higher of the value in use and the fair value less costs of disposal. In assessing the value in use, the estimated future cash flows after tax are discounted to their present value using an after-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. The after-tax
amounts, both in relation to cash flows and discount rate, are applied to the calculation because available models for calculating the discount rate include a tax component. The effect of after-tax
discount rates applied by the Company is not materially different from a discounting based on before-tax
future cash flows

and
before-tax
discount rates, as required by IFRS. Write-downs of goodwill are reported under Other operating expenses in the income statement.
For more information, see note A2 “Judgments and critical accounting estimates” and note C1 “Intangible assets.”
Intangible assets other than goodwill
Intangible assets other than goodwill comprise intangible assets acquired through business combination such as customer relationships, technology (patents), and trademarks. In addition, there are capitalized development expenses and separately acquired intangible assets, mainly consisting of software. At initial recognition, acquired intangible assets relating to business combinations are stated at fair value, and capitalized development expenses and software are stated at cost. Subsequent to initial recognition, these intangible assets are stated at the initially recognized amounts less accumulated amortization and any impairment losses. Research and development expenses include amortization and impairment losses mainly relating to capitalized development expenses and technology. Selling and administrative expenses include amortization and impairment losses mainly relating to customer relationships and brands.
Amortization is charged to the income statement, on a straight-line basis, over the estimated useful life of each intangible asset. For acquired intangible assets, such as patents, customer relationships, trademarks, and software estimated useful lives do not exceed 10 years, and capitalized development expenses usually have a useful life of 3 years.
On asset level impairment tests are performed when there is an indication of impairment. However, intangible assets not yet available for use are tested annually for impairment.
For more information, see note A2 “Judgments and critical accounting estimates.”
Property, plant, and equipment
Property, plant, and equipment consist
s
of real estate, machinery and other technical assets, other equipment, tools installations, and construction in progress, and are stated at cost less accumulated depreciation and any impairment losses.
Depreciation is charged to the income statement on a straight-line basis over the estimated useful life of each component of an item of property, plant, and equipment, including buildings. Estimated useful lives are, generally, 25–50 years for real estate and 3–10 years for machinery and equipment. Depreciation and any impairment charges are included in Cost of sales, Research and development, or Selling and administrative expenses.
Gains and losses on disposals are reported within Other operating income and expenses in the income statement.
Leases
The main types of assets leased by the Company are real estate, vehicles and
IT-equipment.
Leases when the Company is the lessee
The Company recognizes
right-of-use
assets and lease liabilities arising from all leases in the balance sheet, with some exceptions. In the assessment of a lease contract the lease components are separated from non-lease
components. The lease term is defined based on the contract lease term and when reasonably certain estimated extension or termination options are included. The average remaining lease term including estimated extension or termination options for real estate contracts is around three years. For lease extensions not included in the lease liability there can be multiple options for different periods (overlapping) and they can have different stipulations for how the various options can be applied to be valid (limitations on size/scope) that must be maintained for extension. As a result, the future payments for these lease extensions are not known.
At commencement date the lease liabilities are measured at the present value of the lease payments not paid at the commencement date, discounted using the Company’s incremental borrowing rate. The Group estimates its incremental borrowing rate to measure lease liabilities at the present value of lease payments because the interest rate implicit in the lease is not readily determinable. The incremental borrowing rate is calculated considering interest swap rates, the creditworthiness of the entity that signs the lease and an adjustment for the asset being collateralized. Lease payments included in the liability are fixed payments, variable payments depending on an index or rate and penalties for t erm
ination of contracts.
The
right-of-use
asset is depreciated over the lease term on a straight-line basis. Depreciation and any impairment charges are included in Cost of sales, Research and development expenses or Selling and administrative expenses.
The Company applies the recognition exemption for short-term leases and leases for which the underlying asset is of low value and recognizes the lease payments for those leases as an expense on a straight-line basis over the lease term.
When the Company acts as a lessor, it is mainly in relation to real estate sublease, financing and operating leases. For more information, see note C3 “Leases.”

Obligations
For further disclosure, see the notes under section D.
Provisions and Contingent Liabilities
Provisions are made when there are legal or constructive obligations as a result of past events and when it is probable that an outflow of resources will be required to settle the obligations and the amounts can be reliably estimated. When the effect of the time value of money is material, the estimated cash flows are discounted to present value. However, the actual outflows as a result of the obligations may differ from such estimates. Provisions mainly relate to restructuring, customer and supplier-related provisions, warranty commitments, cash-settled share-based payments, claims or obligations as a result of patent infringement, and other litigations.
A restructuring obligation is considered to have arisen when the Company has a detailed formal plan for the restructuring (approved by management), which has been communicated in such a way that a valid expectation has been raised among those affected. Curtailment gains and losses on defined benefit plans are reported as part of the net restructuring costs when the restructuring provision is raised for the underlying program.
Customer-related provisions mainly consist of estimated losses on onerous contracts. For losses on customer contracts, a provision equal to the total estimated loss is recorded immediately when a loss from a contract is probable and can be estimated reliably. The loss is calculated based on the lower of the unavoidable costs to fulfill a contract and the exit penalty. The unavoidable cost includes both the incremental and allocated costs to fulfill the contract.
Supplier-related provisions relate to contractual commitments mostly relating to inventories. The provision is based on a risk assessment comparing the forecasted sales volumes with the committed purchase obligations. If the contractually committed purchase obligations are assessed to be at risk of not being met, a provision is raised equal to the best estimate of the expected obsolescence or the contractual fee.
Product warranty commitments consider probabilities of all material quality issues based on historical performance for established products and expected performance for new products, estimates of repair cost per unit, and volumes sold still under warranty up to the reporting date.
Share-based payment provision relates to cash-settled share-based programs. Refer to the accounting policy under “Cash-settled plans.”
Other provisions relate mainly to patent infringements, litigations, and other provisions which do not fall within the defined categories. The Company provides for estimated future settlements related to patent infringements based on the probable outcome of each infringement. The actual outcome or actual cost of settling an individual infringement may vary from the Company’s estimate. The Company estimates the outcome of any potential patent infringement made known to the Company through assertion and the Company’s monitoring of patent-related cases in the relevant legal systems.
In the ordinary course of business, the Company is subject to proceedings, lawsuits, and other unresolved claims. These matters are often resolved over a long period of time. The Company regularly assesses the likelihood of any adverse judgments in or outcomes of these matters, as well as potential ranges of possible losses.
Present or possible obligations that do not meet the provision recognition criteria are reported as contingent liabilities.
For more information, see note A2 “Judgments and critical accounting estimates” and note D2 “Contingent liabilities.”

Group structure
For further disclosure, see the notes under section E.
Business combinations
At the acquisition of a business, the cost of the acquisition, being the purchase price, is measured as the fair value of the assets acquired, and liabilities incurred or assumed at the date of exchange, including any cost related to contingent consideration. Transaction costs attributable to the acquisition are expensed as incurred. The acquisition cost is allocated to acquired assets, liabilities, and contingent liabilities based upon appraisals made, including assets and liabilities that were not recognized on the acquired entity’s balance sheet, for example, intangible assets such as customer relationships, brands, patents, and financial liabilities. The Company, on an acquisition-by-acquisition
basis, chooses to measure any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.
The acquired entity is consolidated into the Group results from the date of acquisition. Accordingly, the consolidated stockholders’ equity includes equity in subsidiaries and associated companies earned only after their acquisition.
Associated companies
Investments in associated companies is when the Company has significant influence and the ability to participate in the financial and operating policy decisions of the associated company but is not in control or joint control over those policies. Normally, this is the case in voting stock interest, including effective potential voting rights, which stand at least at 20% but not more than 50%. Associated companies are accounted for in accordance with the equity method. Any change in other comprehensive income of the associated companies is presented as part of other comprehensive income. The Company’s share of losses in associates are also recognized to reduce the carrying value of any long-term interest that forms part of its net investment.

Financial instruments and risk management
For further disclosure, see the notes under section F. Plan assets under IAS 19 are excluded from the financial risk management policy and financial instruments disclosures in section F.
Financial assets
Financial assets are recognized when the Company becomes a party to the contractual provisions of the instrument. Regular purchases and sales of financial securities are recognized on the settlement date. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. The Company sells its receivables with the expectation that all derecognition criteria are fully satisfied thereby no material asset or liability is retained. The Company classifies its financial assets in the following categories: at amortized cost, at fair value through other comprehensive income (FVOCI), and at fair value through profit or loss (FVTPL). The classification depends on the cash flow characteristics of the asset and the business model in which it is held.
The fair values of quoted financial investments and derivatives are based on quoted market prices or rates. If official rates or market prices are not available, fair values are calculated using observable inputs such as market prices for implied volatility, foreign exchange and interest rates. Where there are no observable market data, fair values are calculated using other inputs such as data from transactions, external evidence on exit price or other analytical techniques.
Financial assets at amortized cost
Interest bearing assets, including cash equivalents, held with the objective to collect contractual cash flows, are classified as amortized cost assets. These include securities and deposits not managed on a fair value basis and loans to associates.

Financial assets at fair value through other comprehensive income (FVOCI)
Trade receivables are classified as FVOCI because the business model is primarily to collect, with occasional sales. Sale of trade receivables are made when the liquidity need arises and competitive prices are available for such a sale.
Financial assets at fair value through profit or loss (FVTPL)
All financial assets that are not classified as either amortized cost or FVOCI are classified as FVTPL. Derivatives are classified as FVTPL, unless they are designated as hedging instruments for the purpose of hedge accounting. Derivatives assets and liabilities are offset where there is legally enforceable right to offset, and the Company settles on a net basis with the counterparties. Derivatives assets and liabilities (after offset) are classified as current and non-current
based on the maturity of the contract, unless they are intended and expected to be settled within 12 months.
Interest-bearing assets including investment in securities and money market funds are classified as FVTPL where they are either held in a portfolio managed on a fair value basis or held for short-term liquidity purposes.
Customer finance receivables are classified as FVTPL because they are primarily held for sale. These assets are presented on the balance sheet based on their maturity date (i.e., those with a maturity longer than one year are presented as non-current).
For more information, see note A2 “Judgments and critical accounting estimates.”
Investments in shares and participations are classified as FVTPL and presented as non-current
financial assets, unless they are expected to be sold within 12 months thereby presented as other current receivables.
Gains or losses arising from changes in the fair values of investment in shares and participations are presented in the income statement within other operating income, except where investments are viewed as non-operational
in nature, in which case gains and losses are presented within financial income.
Gains and losses on derivatives are presented in the income statement as follows: Gains and losses on derivatives used to hedge foreign exchange risks are presented within net foreign exchange gains and losses. Gains and losses on interest rate derivatives used to hedge financial assets and liabilities are presented in financial income and financial expense, respectively.
Gains and losses on revaluation of customer financing receivables are presented in the income statement as selling expenses. Gains and losses arising from changes in the fair values of all other assets in the FVTPL category are presented in the income statement within financial income.
Dividends on equity instruments are recognized in the income statement as part of financial income when the Company’s right to receive payments is established.
Impairment in relation to financial assets
At each balance sheet date, financial assets classified as either amortized cost or FVOCI and contract assets are assessed for impairment based on Expected Credit Losses (ECL). The Company adopts a simplified approach for trade receivables and contract assets whereby allowances are always equal to lifetime ECL. The Company has established a provision matrix based on historical credit loss experience, which has been adjusted for current conditions and expectations of future economic conditions. The losses are recognized on a separate line in the income statement. When there is no reasonable expectation of collection, the asset is written off.
Other amortized costs assets are mainly deposits with banks that are
deemed
to be low risk hence credit risk is assumed not to have increased significantly since initial recognition. If the Company identifies evidence of significant change in credit risk on the assets, lifetime ECL is used to calculate allowance on the asset. Default is deemed if the asset is more than 90 days past due, after which lifetime ECL is also used to calculate allowance on the asset.
Financial liabilities
Financial liabilities are recognized when the Company becomes bound to the contractual obligations of the instrument.
Financial liabilities are derecognized when they are extinguished, i.e., when the obligation specified in the contract is discharged, cancelled or expired.

Trade payables
Trade payables are recognized as amortized cost liabilities. Under the Company’s supplier payment program, some suppliers sell their Ericsson receivables to banks and the Company can if requested introduce
a bank interested in purchasing such receivables. The Company does not pay or receive a fee, nor provide additional security under the program. This arrangement does not lead to any significant change in the nature or function of the Company’s liabilities because the supplier invoices are considered part of working capital used in the Company’s normal operating cycle. The maximum credit period agreed with any supplier does not exceed six months. Therefore, these liabilities remain classified as trade payables with separate disclosure in the notes, see note B8 “Trade payables.”
Borrowings
Borrowings issued by the Parent Company are designated as FVTPL where they are managed on a fair value basis. These are long term borrowings held in an Asset and liability management portfolio where the interest rate risk is managed by matching fixed and floating interest rates of interest-bearing balance sheet items. Changes in fair value of this portfolio are recognized in financial expense, except for changes in fair value due to changes in credit risk which are recognized in other comprehensive income.
Borrowings not managed on a fair value basis are classified as amortized cost liabilities. These include revolving credit facilities and commercial papers program which are used for short term liquidity purposes and cash collaterals received.
Borrowings are presented as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.
Cash flow hedge accounting
The Company has the following recurring hedge programs:
a)
Certain customer contracts where a fluctuation in the
SEK/
USD

foreign exchange (FX) rate would significantly impact net sales. These contracts are multi-year contracts denominated in USD with highly probable payments at fixed points in time.

b)	Highly probable forecasted sales denominated in USD in Ericsson AB (EAB) for the next 7 to 18 months are hedged on a monthly rolling basis.
For both programs, the Company enters into FX forward contracts that match the terms of the foreign exchange exposure as closely as possible and designates these as hedging instruments.
At inception, the Company documents the economic relationship between the hedged item and hedging instrument. For FX hedges, the hedge ratio is usually 1:1. The Company designates changes in forward rates as the hedged risk. When applying hedge accounting, the effective portion of changes in the fair value of derivatives that is designated and qualifies as cash flow hedges is recognized in OCI. The gain or loss relating to an ineffective portion is recognized immediately in Financial income and expenses, net. Upon recognition of the hedged net sales, the cumulative amount in cash flow hedge reserve is released in the OCI as a reclassification adjustment and recognized in net sales.

Employee related
For further disclosure, see the notes under section G.
Post-employment benefits
Pensions and other post-employment benefits are classified as either defined contribution plans or defined benefit plans. These also include gratuity plans, medical plans and leave encashment plans which are expected to be provided to employees over a period longer than 12 months.
The present value of the defined benefit obligations for current and former employees is calculated using the Projected Unit Credit Method. The discount rate for each country is determined by reference to market yields on high-quality corporate bonds that have maturity dates approximating the terms of the Company’s obligations. In countries where there is no deep market for such bonds such as Sweden the market yields on government bonds are used. The calculations are based upon actuarial assumptions that are updated annually. The Company’s net liability for each defined benefit plan consists of the present value of pension commitments less the fair value of plan assets and is recognized net on the balance sheet. When the result is a net benefit to the Company, the recognized asset is limited to the present value of any future refunds from the plan or reductions in future contributions to the plan, referred to as ‘asset ceiling’. The pension asset is presented as Other Financial assets, non-current.
Interest cost on the defined benefit obligation and interest income on plan assets is calculated as a net interest amount and presented within Financial expenses. Curtailment gains and losses due to restructuring programs are recognized as part of the restructuring costs. Settlement events are considered as risk management activities driven by Group Treasury functions, therefore any gains and losses are presented within Financial expenses. Swedish special payroll tax is accounted for as a part of the pension cost, and the pension liability respectively.
Payroll taxes related to actuarial gains and losses are included in determining actuarial gains and losses, reported under OCI.
For more information, see note A2 “Judgment and critical accounting estimates.”
Share-based compensation to employees and the Board of Directors
Share-based compensation relates to remuneration to employees, including key management personnel and the Board of Directors, and could be settled in either shares or cash.
The majority of the granted share-based programs are cash-settled, except for programs for the Executive Team and since 2023 the long-term variable compensation (LTV) program. These programs are share-settled. Share-settled plans will be settled in the Parent Company Class B shares provided the market-related and non-market-related
vesting conditions are met.
Share-settled plans
Compensation costs are recognized over the vesting period, based on the fair value of the Ericsson share at the grant date, and considers the performance and market-related vesting conditions. All plans have service conditions, while some have performance and market-related vesting conditions. Examples of performance conditions could be revenue and profit targets and market conditions relate to the development of the Parent Company’s share price in relation to a group of reference shares.
For further detailed information, see note G3 “Share-based compensation.”
Cash-settled plans
The total compensation expense for a cash-settled plan is equal to the payments made to the employees at the end of the service period. The fair value of the synthetic shares, being the cash equivalents of shares, is therefore reassessed and amended during the service period, and accounted for as a provision. Otherwise the accounting is similar to a share-settled plan. Cash-settled plans relating to employees’ share-based payment programs have similar vesting criteria to share-settled plans. All plans have service conditions, while some have performance and market-related vesting conditions.
In all years, except for 2023,
non-executive
directors could elect to receive part of their remuneration as synthetic shares, which will be converted to cash at the end of a specified vesting period based upon the market value of the class B shares in the Parent Company at the time of payment.
For further detailed information, see notes G2 “Information regarding members of the Board of Directors and Group management” and G3 “Share-based compensation.”

Other
For further disclosure, see the notes under section H.
Income taxes
Income taxes in the consolidated financial statements include both current and deferred taxes. Income taxes do not include VAT, sales/use taxes, or other taxes not based on taxable profits. Income taxes are reported in the income statement unless the underlying item is reported directly in equity or

OCI. For those items, the related income tax is also reported directly in equity or OCI. A current tax liability or asset is recognized for the estimated taxes payable or refundable for the current year or prior years.
Current income tax and deferred taxes are measured at the tax rate that is expected to be applied based on the tax laws that have been enacted or substantially enacted for the reporting period in the corresponding jurisdiction.
Deferred tax is recognized for temporary differences between the book values of assets and liabilities and their tax values for unused tax loss carry-forwards and for unused tax credits. A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the deductible temporary differences, tax loss carry-forwards and tax credits can be utilized. In the recognition of income taxes, the Company offsets current tax receivables against current tax liabilities and deferred tax assets against deferred tax liabilities in the balance sheet, when the Company has a legal right to offset these items and the intention to do so. Deferred tax is not recognized for temporary differences when it is probable that the temporary difference will not reverse in the foreseeable future.
For more information, see note A2 “Judgment and critical accounting estimates.”
Statement of cash flows
The statement of cash flows is prepared using the indirect method. Cash flows from foreign subsidiaries are translated at the average exchange rate during the period. For practical reasons, the Company uses the closing rate of the previous month end as approximation of the period average exchange rate, although spot rate is used to report cash flow for material transaction where appropriate. Payments for subsidiaries acquired or divested are reported as cash flow from investing activities, net of cash and cash equivalents acquired or disposed of respectively. Movements in cash collaterals received and bank borrowings less than 3 months (used for short-term liquidity purposes) are presented net within “Other financing activities”.
Cash and cash equivalents consist of cash, bank, and interest-bearing securities that are highly liquid monetary financial instruments with a remaining maturity of three months or less at the date of acquisition.
Government grants
Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attached to them and the grants will be received. Government grants received are mainly recognized in the consolidated income statement as a deduction against the related expense.
Climate-related considerations
The Company has considered climate-related factors when preparing the financial statements, see note B5 “Inventories.“ In note G3 “Share-based compensation” information can be found on specific climate-related targets for long-term incentive plans.
New accounting standards and interpretations
On January 1, 2024, the following amendments issued by the IASB were adopted with no material impact on the results and financial position of the Company.
–	Amendments to IAS 1 Presentation of financial statements – Classification of liabilities as current or non-current
–	Amendments to IAS 1 Presentation of financial statements – non-current liabilities with covenants
–	Amendments to IFRS 16 Leases – Lease liability in a sale and leaseback
–
Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments – Disclosures: Supplier Finance Arrangements These amendments will increase the disclosures for Supplier Finance Arrangements

The following new standards, amendments to standards and interpretations are not yet effective for the year ended December 31, 2024, and have not been applied in preparing these consolidated financial statements.
IASB has issued the following new amendment with effective date January 1, 2025:
–	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (issued on August 15, 2023).
The Company has finalized the evaluation of impact on financial statement from this amendment to be applied from January 1, 2025. The Company concluded that certain functional currencies of its foreign operations are not exchangeable into the group presentation currency, SEK, however the impact of adjustments to the financial statements is immaterial.
IASB has issued the following new amendments with effective date January 1, 2026:
–	Annual Improvements Volume 11 ( issued on July 18, 2024 )
–	Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7) ( issued on May 30, 2024 ).
–	Amendments to Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7) ( issued December 2024 ).
The Company has not finalized the evaluation of any impact on financial results or position from these amendments.
IASB has issued the following new standards with effective date January 1, 2027:
–	IFRS 18 Presentation and Disclosure in Financial Statements ( issued on April 9, 2024 )
The Company has not yet concluded on the impact of IFRS 18 on the presentation of the financial statements.